Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Total Comprehensive Loss	₪ (18,077)		₪ (16,808)	₪ (20,113)
Adjustments to profit and loss items:
Exchange rate difference	(1,326)		1,036	(1,297)
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss	0		0	(397)
Depreciation of Right of use - Assets under operating lease	369		433	0
Depreciation and capital loss from sale of property, plant and equipment	350		373	459
Finance expenses	88		128	0
Issuance expenses	0		1,621	0
Share-based payment	738		2,708	4,537
Changes in fair value of Traded and Non-Traded Warrants To ADS	2,722		(8,643)	(7,719)
Adjustments to profit and loss	2,941		(2,344)	(4,417)
Changes in asset and liability items:
Decrease in other receivables	207		385	43
Increase (Decrease) in trade payable and other payables	(621)		(1,663)	798
Operating activities for changes in asset and liability	(414)		(1,278)	841
Cash paid and received during the year for:
Interest received	64		93	54
Net cash used in operating activities	(15,486)		(20,337)	(23,635)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets	35		6	0
Short term deposits, net	0		0	387
Restricted deposit	6		9	(22)
Marketable securities measured at fair value through profit and loss, net	0		0	13,999
Purchase of property, plant and equipment	(329)		(123)	(656)
Net cash provided by (used in) investing activities	(288)		(108)	13,708
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares	4,615		0	399
Repayment on account of lease liabilities	(441)		(522)	0
Issuance of share capital and warrants, net of issue costs	9,194		22,393	12,360
Net cash provided by financing activities	13,368		21,871	12,759
Exchange differences on balances of cash and cash equivalents	1,264		(1,129)	1,243
Increase in cash and cash equivalents	(1,142)		297	4,075
Balance of cash and cash equivalents at the beginning of the year	18,106		17,809	13,734
Balance of cash and cash equivalents at the end of the year	16,964		18,106	17,809
(a) Non-cash activities:
Purchase of property, plant and equipment	0		₪ 0	₪ 3
U.S. Dollars
Statement Line Items [Line Items]
Total Comprehensive Loss | $		$ (5,623)
Adjustments to profit and loss items:
Exchange rate difference | $		(412)
Loss (Gain) from revaluation of financial assets presented at fair value through profit and loss | $		0
Depreciation of Right of use - Assets under operating lease | $		115
Depreciation and capital loss from sale of property, plant and equipment | $		109
Finance expenses	27
Issuance expenses	₪ 0
Share-based payment | $		229
Changes in fair value of Traded and Non-Traded Warrants To ADS | $		847
Adjustments to profit and loss | $		915
Changes in asset and liability items:
Decrease in other receivables | $		65
Increase (Decrease) in trade payable and other payables | $		(193)
Operating activities for changes in asset and liability | $		(128)
Cash paid and received during the year for:
Interest received | $		20
Net cash used in operating activities | $		(4,816)
Cash Flows from Investing Activities:
Proceeds received from the sale of fixed assets | $		11
Short term deposits, net | $		0
Restricted deposit | $		2
Marketable securities measured at fair value through profit and loss, net | $		0
Purchase of property, plant and equipment | $		(103)
Net cash provided by (used in) investing activities | $		(90)
Cash Flows from Financing Activities:
Exercise of warrants and stock options into shares | $		1,435
Repayment on account of lease liabilities | $		(137)
Issuance of share capital and warrants, net of issue costs | $		2,860
Net cash provided by financing activities | $		4,158
Exchange differences on balances of cash and cash equivalents | $		393
Increase in cash and cash equivalents | $		(355)
Balance of cash and cash equivalents at the beginning of the year | $		5,632
Balance of cash and cash equivalents at the end of the year | $		5,277
(a) Non-cash activities:
Purchase of property, plant and equipment | $		$ 0